Investment Strategy - Toews Agility Shares Hedged Risk ETF	Jun. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks exposure to the large-cap U.S. equity market primarily through investment in individual stocks that are the component stocks of the S&P 500 Index, S&P 500 Index futures contracts, exchange traded funds (“ETFs”) that track the large-cap U.S. equities and/or S&P 500 Index The Fund buys long-dated put options (“LEAPS”) against these positions to offset the risk of adverse price movements, and buys and writes shorter-dated call and/or put options against the same positions to reduce volatility and to receive income from written call options. LEAPS are publicly traded options contracts with expiration dates of longer than one year. LEAPS may be purchased for individual stocks or for equity indices. Under normal market conditions, the Fund may maintain options positions with a range of expiration dates, including both longer-dated and shorter-dated instruments.. In addition, to hedge against adverse price movements in individual stocks held by the Fund, the Fund may purchase and sell equity options and use equity futures on individual stocks and/or baskets of individual stocks.

The Fund’s adviser (the “Adviser”) seeks to achieve the Fund’s investment objective by investing in: 1) equity and equity index futures, 2) equity and equity index options, 3) options on equity and equity index futures, 4) options on ETFs, 5) ETFs that invest primarily in common stocks, 6) ETFs that invest primarily in fixed income securities, 7) common stocks, 8) fixed income securities and 9) cash or cash equivalents.